Non-financial Assets and Liabilities - Additional Information (Details)		12 Months Ended
	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) Segment	Jun. 30, 2019 USD ($)
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Depreciation method, property, plant and equipment		Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over the estimated useful lives.
Payments associated with lease liabilities relating to payments for interest expense		$ 2,400,000
Interest expense for leases		500,000
Short term leases expense		600,000
Depreciation for leases		$ 1,508,000
Number of reportable operating segment | Segment		1
Impairment on intangible assets		$ 0
Employee Benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave		800,000	$ 700,000
In-process Research and Development Acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	$ 0
Licenses to Patents
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Intangible assets finite useful life		7 – 16 years
Current Marketed Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Intangible assets finite useful life		15 – 20 years
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Non-cancellable lease term		4 years 6 months
Description of lease extension options and termination options		As of June 30, 2020, the anticipated future contractual cash flows relating to the lease component of the Lonza agreement are $5.3 million, as included within lease liabilities in Note 10(c) on an undiscounted basis. The anticipated future contractual cash flows exclude cashflows beyond the initial non-cancellable lease term of 4.5 years as it is not reasonably certain the Group will extend the agreement. If there is a significant delay in the expected approval date of the BLA for RYONCIL by the FDA then the anticipated future contractual cash flows relating to the lease component will reduce by $2.0 million.
Minimum financial commitment of the lease component		$ 5,300,000
Conditional reduction in minimum financial commitment of the lease component		$ 2,000,000
Bottom of Range | Discounted Cash Flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		13.80%
Top of Range | Discounted Cash Flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		15.50%
Plant and Equipment | Bottom of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Plant and Equipment | Top of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		15 years
Office Furniture and Equipment | Bottom of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Office Furniture and Equipment | Top of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		10 years
Computer Hardware and Software | Bottom of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Computer Hardware and Software | Top of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		4 years